Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 7 - Employee Benefit Plan

Until July 2012, we maintained a 401(k) plan for employees meeting eligibility requirements under which eligible employees may contribute up to 100% of their eligible compensation, subject to IRS limitations. Our employer matching contributions to the plan were discretionary as determined by our board of directors. There were no employer contributions in 2010 or 2011. In June 2012 we terminated our 401(k) plan and the participants are eligible to take distributions in accordance with IRS limitations.